RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RECLAMATION PROVISION
Balance At Beginning Of The Year	$ 445	$ 726
Changes In Estimates	1,615	(364)
Unwinding Of Discount Related To Continuing Operations	49	44
Effect Of Movements In Exchange Rates	86	39
Balance At End Of The Year	$ 2,195	$ 445